SHARE-BASED PAYMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Payments
Issuance expense related to agent warrants			¥ 447
Consultants share option expense	$ 2,342	¥ 16,152
Total	$ 2,342	¥ 16,152	¥ 447